Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2014	Dec. 31, 2013
Statement of Financial Position
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	877,500,000	877,500,000
Common Stock, Shares Issued	77,380,296	72,366,667
Common Stock, Shares Outstanding	77,380,296	72,366,667